Contingencies	12 Months Ended
Jan. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies

17.    Contingencies

In connection with ASC 450, Contingencies, the Company has not accrued for material loss contingencies relating to the investigations and legal proceedings disclosed below because the Company believes that, although unfavorable outcomes in the investigations or proceedings may be reasonably possible, they are not considered by the Company’s management to be probable and reasonably estimable.

From time to time, claims are made against the Company or the Company may make claims against others, including in the ordinary course of the Company’s business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting the Company from engaging in certain activities. The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on the Company’s consolidated results of operations for that period or future periods. As of the date of these consolidated financial statements, the Company is not a party to any material litigation, except as described below.

Industry-Wide Anti-Trust Investigations.    Since 2007, the Company has been cooperating with the U.S. Department of Justice’s (U.S. DOJ) investigation into the pricing practices in the international freight forwarding industry. On December 20, 2012, the Company received a letter from the U.S. DOJ confirming that the Company was no longer a subject or target of their investigation.

On March 28, 2012, the Company was notified by the European Commission (EC) that it had adopted a decision against the Company and two of its subsidiaries relating to alleged anti-competitive behavior in the market for freight forwarding services in the European Union/European Economic Area. The decision of the EC imposes a fine of euro 3,068 (or approximately $4,146 at January 31, 2013) against the Company. The Company believes that neither the Company nor its subsidiaries violated European competition rules. In June 2012, the Company lodged an appeal against the decision and the amount of the fine before the European Union’s General Court.

In May 2009, the Company learned that the Brazilian Ministry of Justice was investigating possible alleged cartel activity in the international air and ocean freight forwarding market. On August 6, 2010, the Company received notice of an administrative proceeding from the Brazilian Ministry of Justice. The administrative proceeding initiates a proceeding against the Company, its Brazilian subsidiary and two of its employees, among many other forwarders and their employees, alleging possible anti-competitive behavior contrary to Brazilian rules on competition. The Company intends to respond to this proceeding within 30 days after the last defendant in this global proceeding has been notified, which has not yet occurred.

In May 2012, the Competition Commission of Singapore informed the Company that it was contemplating an administrative investigation into possible alleged cartel activity in the international freight forwarding market. In January 2013, the Company provided information and documents related to the air Automated Manifest System fee in response to a notice the Company received in November 2012 from the Competition Commission of Singapore requesting the information and indicating that the commission suspected that the Company engaged in alleged anti-competitive behavior relating to freight forwarding services to and from Singapore.

From time to time the Company may receive additional requests for information, documents and interviews from various governmental agencies with respect to these investigations, and the Company has provided, and may continue to provide in the future, further responses as a result of such requests.

The Company (along with numerous other global logistics providers) was named as a defendant in a federal antitrust class action lawsuit filed on January 3, 2008 in the U.S. District Court of the Eastern District of New York (Precision Associates, Inc., et. al. v. Panalpina World Transport (Holding) Ltd., et. al.). This lawsuit alleges that the defendants engaged in various forms of anti-competitive practices and seeks an unspecified amount of treble monetary damages and injunctive relief under U.S. antitrust laws. On December 5, 2012, the Company entered into a settlement agreement with the plaintiffs, individually and on behalf of a class of direct purchasers of freight forwarding services, to resolve the entire portion of the lawsuit against the Company. The settlement has been preliminarily approved by the Court and is subject to final judicial approval after proper notice to the putative class. The Court has scheduled a hearing to take place on August 9, 2013 to determine whether to issue final approval of the settlement and to set the amount of class action counsel fees. The Company has denied any wrongdoing and has made no admission of liability by entering into this settlement. Upon final approval by the Court, the Court, will dismiss all allegations that the Company violated the Sherman Act and the Company will be dismissed from the entire class action. In exchange for dismissal from this action with prejudice, the Company has agreed to pay to the plaintiffs 80.5% of the proceeds it has received and may, in the future, receive as one of the members of a separate class action litigation brought against numerous international air cargo carriers. The settlement provides for no other sources of consideration from the Company. The Company does not expect there to be any material impact on the Company’s consolidated financial statements as a result of this settlement. The settlement provides that the amounts remitted by the Company will be maintained in a settlement fund which, after deductions for administrative costs and class action counsel fees approved by the Court, will be allocated to members of the class action lawsuit, including the Company’s clients, under a distribution plan to be approved by the Court.

The Company has incurred, and may in the future incur, significant legal fees and other costs in connection with these governmental investigations and lawsuits. If any regulatory body concludes that the Company or any of its subsidiaries have engaged in anti-competitive behavior, the Company could incur significant additional legal fees and other costs and penalties, which could include substantial fines, penalties and/or criminal sanctions against the Company and/or certain of the Company’s current or former officers, directors and employees, and the Company could be liable for damages. Any of these fees, costs, penalties, damages, sanctions or liabilities could have a material adverse effect on the Company and its financial results. As of the date of this filing, except for the decision and fine imposed by the EC, an estimate of any possible loss or range of loss cannot be made. In the case of the decision and fine imposed by the EC, the possible loss ranges from no loss, in the event of a successful appeal by the Company, to the full amount of the fine.

Per Transport Litigation.    The Company is involved in litigation in Italy (in various cases filed in 2000 in the Court of Milan) and England (in a case filed on April 13, 2000 in the High Court of Justice, London) with the former ultimate owner of Per Transport SpA and related entities, in connection with its April 1998 acquisition of Per Transport SpA and its subsequent termination of the employment services of the former ultimate owner as a consultant. The suits seek monetary damages, including compensation for termination of the former ultimate owner’s consulting agreement. The Company has brought counter-claims for monetary damages in relation to warranty claims under the purchase agreement. The maximum total of all such actual and potential claims, albeit duplicated in several proceedings, is estimated to be approximately $12,831 based on exchange rates as of January 31, 2013. In connection with the Per Transport litigation, legal proceedings have also been brought against a former director and officer of the Company and a current employee of the Company. The Company is vigorously defending these two individuals in this matter. The Company has also agreed to indemnify these individuals in connection with these proceedings.